Commitments and Contingencies - Changes in Accrual Warranty (Detail) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Commitments and Contingencies Disclosure [Abstract]
Warranty accrual, beginning of period	$ 221	$ 182	$ 187
Warranty liabilities assumed as a result of acquisitions	45	1	4
Charges to operations	162	187	170
Utilization	(178)	(190)	(207)
Changes in estimate related to pre-existing warranties	29	41	28
Warranty accrual, end of period	$ 279	$ 221	$ 182